Valuation Results and Net Trading Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Valuation Results And Net Trading Income [Line Items]
CVA/DVA Adjustments on trading derivatives	€ 39	€ (20)	€ 47
Fair value adjustments on own issued notes	(424)	302	(107)
DVA adjustment on own issued notes			(79)
Interest income on financial assets held for trading	15,187	13,924	1,028
Interest expense on financial liabilities held for trading	14,922	13,976	744
Voya Financial Inc and NN Group NV [member]
Disclosure Of Valuation Results And Net Trading Income [Line Items]
Amount related to warrants on shares		90	(52)
Trading securities [member]
Disclosure Of Valuation Results And Net Trading Income [Line Items]
Trading gains and losses relating to trading securities	€ (82)	€ 396	€ (68)